Operating Leases and Obligations Related to Finance Leases - Finance Leases Additional Information (Details) $ in Millions	1 Months Ended	6 Months Ended	9 Months Ended
	Nov. 30, 2021	Sep. 30, 2021 USD ($) vessel valuators	Sep. 30, 2021 USD ($) vessel lessor valuators	Nov. 03, 2021 vessel	Sep. 06, 2021 vessel	Feb. 05, 2021 vessel	Dec. 31, 2020	Sep. 30, 2020 vessel
Finance Leased Assets [Line Items]
Number of lessors | lessor			1
Lessee, sales-type lease, number of vessels repurchased			8
Minimum liquidity covenant requirement | $		$ 35.0	$ 35.0
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%	5.00%
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $		$ 35.0	$ 35.0
Finance Lease, Weighted Average Discount Rate, Percent		5.30%	5.30%				7.80%
Debt Covenant Minimum Hull Coverage Ratio			100.00%
Subsequent Event [Member]
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms	seven
Debt Covenant Minimum Hull Coverage Ratio	105.00%
Aframax Tanker
Finance Leased Assets [Line Items]
Number Of Vessels		1	1		1
Aframax Tanker | Subsequent Event [Member]
Finance Leased Assets [Line Items]
Number Of Vessels				1
Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels								3
Aframax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels						2
Minimum [Member]
Finance Leased Assets [Line Items]
Number of Third Party Valuators | valuators		1	1
Loss Contingency, Damages Sought, Value | $		$ 7.3
Sale Leaseback Transaction, Lease Terms			eight
Actual Hull Coverage Ratio		104.00%	104.00%				121.00%
Long-term Debt, Term		6 months	6 months
Maximum
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms			12
Actual Hull Coverage Ratio		130.00%	130.00%				156.00%
July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Number of Vessels with Purchase Option		4	4
November 2018 Sale leaseback Transaction [Member] | Suezmax and LR2 Tankers
Finance Leased Assets [Line Items]
Number of Vessels with Purchase Option		2	2
July 2017, November 2018 and September 2021 Sale Leaseback Transaction | Aframax Suezmax and LR2 Tankers
Finance Leased Assets [Line Items]
Number of Vessels with Purchase Option		10	10
Number Of Vessels		10	10
September 2021 sale Leaseback | Suezmax and Aframax Tankers
Finance Leased Assets [Line Items]
Number of Vessels with Purchase Option		4	4
Number Of Vessels		4	4
November 2021 Sale Leaseback | Aframax Tankers | Subsequent Event [Member]
Finance Leased Assets [Line Items]
Number Of Vessels				4
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Minimum liquidity covenant requirement | $		$ 35.0	$ 35.0
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%	5.00%
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $		$ 35.0	$ 35.0
Finance Lease Obligations [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Long-term Debt, Term		6 months	6 months
Finance Lease Obligations [Member] | July 2017 and November 2018 Sale leaseback transaction | Aframax Suezmax and LR2 Tankers
Finance Leased Assets [Line Items]
Number Of Vessels		6	6
Finance Lease Obligations [Member] | September 2021 sale Leaseback | Suezmax and Aframax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels		4	4